Long-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Long-Term Investments
5.	LONG-TERM INVESTMENTS

	As of December 31,
	2017	2018
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	48,273	64,441
Beijing Autobot Venture Capital L.P. (ii)	55,162	57,392
Hangzhou Aqua Ventures Investment Management L.P. (iii)	84,492	105,289
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iv)	—	20,586
Others (viii)	20,753	21,632

Equity securities without readily determinable fair values
Hunan Qindao Cultural Spread Ltd. (v)	30,000	30,000
Hangzhou Faceunity Technology Limited (vi)	—	70,000
Haining Yijiayi Culture Co., Ltd (vii)	—	25,000
Others (viii)	49,791	53,125

	288,471	447,465

Equity securities without readily determinable fair value were accounted as cost method investments prior to adopting ASC 321. The Group performed impairment analysis for equity method investments, equity securities without readily determinable fair values periodically. Impairment loss of RMB39,283, RMB 30,085 and RMB 43,200 was recorded for the long-term investments during the years ended December 31, 2016, 2017 and 2018, respectively.

(i)

On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000, which had been paid as of December 31, 2017. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2017 and 2018. The Group recognized its share of partnership profit in Jingwei of RMB4,245, RMB11,677 and RMB16,168 during the year ended December 31, 2016, 2017 and 2018, respectively.

(ii)

On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. (“Autobot”). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for RMB30,000. Autobot had further rounds of financing, of which the Group subscribed for RMB10,000. Due to Autobot’s further round of financing, the Group’s partnership interest was diluted to 26.7% as of December 31, 2017 and 2018. The committed subscription and further round of financing subscription amount, RMB40,000, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of RMB5,039, RMB8,392 and RMB2,230 during the year ended December 31, 2016, 2017 and 2018, respectively.

(iii)

On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of RMB14,346, RMB20,709 and RMB20,797 during the years ended December 31, 2016, 2017 and 2018, respectively.

(iv)

On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 6.8% partnership interest for RMB30,000, of which RMB12,000 had been paid as of December 31, 2018. The Group recognized its share of partnership profit in Tianfu of RMB nil, RMB nil and RMB8,586 during the years ended December 31, 2016, 2017 and 2018, respectively.

(v)

On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0% preferred shares of Hunan Qindao Cultural Spread Ltd. (“Qindao”) for a total consideration of RMB30,000, which was fully paid off as of December 31, 2017. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gains was reported in other comprehensive income for the year ended December 31, 2016. On July 7, 2017, the Group signed a supplemental agreement with Qindao to waive the redemption right. The investment was reclassified to equity security as a result of the supplemental agreement.

(vi)

On January 17, 2018, the Group entered into a preferred share subscription agreement to acquire 10% equity of Hangzhou Faceunity Technology Limited (“Faceunity”) for a total consideration of RMB70,000, which had been paid as of December 31, 2018. As the investment was neither a debt security nor an in-substance common stock, it was accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative.

(vii)

On August 2, 2018, the Group invested in Haining Yijiayi Culture Co., Ltd (“Yijiayi”) and acquired 5% equity for a total consideration of RMB25,000, which had been paid as of December 31, 2018. As the investment was neither a debt security nor an in-substance common stock, it was accounted as an equity securities without readily determinable fair values and measured at fair value using the measurement alternative.

(viii)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.